UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07390

                         BOULDER TOTAL RETURN FUND, INC.
               (Exact name of registrant as specified in charter)

                 2344 Spruce Street, Suite A, Boulder, CO 80302
              (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                 2344 Spruce Street, Suite A, Boulder, CO 80302
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 444-5483

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2008 - June 30, 2009


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               Proxy Voting Record

                    For Period July 1, 2008 to June 30, 2009




                                                                                             Matter    Vote
                                                                                            Proposed   Cast    Vote
                                                                                               by      (Yes    (For      For or
                                   Shareholder                                               Issuer     or      or       Against
                Ticker             Meeting    Record   Meeting  Description of Matter to       or     Abstain) Against) Management
Name of Issuer  Symbol   CUSIP       Date       Date     Type   be Voted On                  Holder
--------------- ------ ---------- ---------- ---------- ------- --------------------------- --------- ------- -------   -----------
Diageo PLC       DEO   25243Q205  10/15/2008 9/8/2008   Annual   1   Report and accounts     Issuer    Yes     For       For
                                                                 2   Director's              Issuer    Yes     For       For
                                                                     remuneration report
                                                                     2008
                                                                 3   Declaration of final    Issuer    Yes     For       For
                                                                     dividend
                                                                 4   Re-elect Dr. FB         Issuer    Yes     For       For
                                                                     Humer as Director
                                                                 5   Re-elect M. Lilja as    Issuer    Yes     For       For
                                                                     Director
                                                                 6   Re-elect WS Shanahan    Issuer    Yes     For       For
                                                                     as Director
                                                                 7   Re-elect HT Stitzer     Issuer    Yes     For       For
                                                                     as Director
                                                                 8   Election of PG Scott    Issuer    Yes     For       For
                                                                     as Director
                                                                 9   Re-appointment and      Issuer    Yes     For       For
                                                                     remuneration of
                                                                     auditor
                                                                10   Authority to allot      Issuer    Yes     For       For
                                                                     relevant securities
                                                                11   Disapplication of       Issuer    Yes     For       For
                                                                     pre-emption rights
                                                                12   Authority to            Issuer    Yes     For       For
                                                                     purchase own
                                                                     ordinary shares
                                                                13   Authority to make       Issuer    Yes    Against  Against
                                                                     political donations
                                                                     and or incur
                                                                     political expenditure
                                                                14   Adoption of the         Issuer    Yes     For       For
                                                                     Diageo plc 2008
                                                                     Performance Share
                                                                     Plan
                                                                15   Adoption of the         Issuer    Yes    Against  Against
                                                                     Diageo plc 2008
                                                                     Senior Executive
                                                                     Share Option
                                                                16   Authority to            Issuer    Yes     For       For
                                                                     establish
                                                                     international share
                                                                     plans
                                                                17   Amendments to the       Issuer   Abstain Abstain  Abstain
                                                                     articles of
                                                                     association

Anheuser-Busch   BUD   035229103  11/12/2008 10/3/2008  Special  1   Adopt agreement and     Issuer    Yes     For       For
Companies Inc.                                                       plan of merger
                                                                 2   Adjourn special         Issuer    Yes    Against  Against
                                                                     meeting to a later
                                                                     date to solicit
                                                                     additional proxies
                                                                     if there are
                                                                     insufficient votes
                                                                     to approve Porposal 1

Walgreen Co.     WAG   931422109  1/14/2008  11/17/2008 Annual   1   Election of ten (10)    Issuer    Yes     For       For
                                                                     Directors
                                                                 2   Ratify appointment      Issuer    Yes     For       For
                                                                     of Deloitte &
                                                                     Touche, LLP & Young
                                                                     LLP as public
                                                                     accounting firm.
                                                                 3   Increase number of      Issuer   Abstain Abstain  Abstain
                                                                     common shares
                                                                 4   Chairman be an          Holder    Yes     For     Against
                                                                     independent director
                                                                     who has not served
                                                                     as an executive
                                                                     officer
                                                                 5   Ratify compensation     Holder    Yes     For     Against
                                                                     of named executive
                                                                     officers

First            FAF   318522307  12/10/2008 10/13/2008 Annual   1   Election of             Issuer    Yes     For       For
American                                                             seventeen (17)
Corporation                                                          Directors
                                                                 2   Increase range in       Issuer    Yes    Against  Against
                                                                     the number of
                                                                     directors to 10

                                                                 3   Ratify appointment      Issuer    Yes     For       For
                                                                     of PWC, LLP as
                                                                     public

D.R. Horton,     DHI   23331A109  1/29/2009  12/2/2008  Annual   1   Election of seven       Issuer    Yes     For       For
Inc.                                                                 (7) Directors
                                                                 2   Amend EEO Policy        Holder    Yes     For     Against
                                                                 3   Majority vote           Holder    Yes     For     Against
                                                                     standard for
                                                                     election of directors
                                                                 4   Conduct other           Issuer    Yes     For       For
                                                                     business properly
                                                                     brought before
                                                                     meeting

F&C/Claymore     FFC   338478100  4/21/2009  1/21/2009  Annual   1   Election of one (1)     Issuer    Yes     For       For
PFD SEC                                                              director
Income
FD-common

F&C/Claymore     FLC   338479108  4/21/2009  1/21/2009  Annual   1   Election of one (1)     Issuer    Yes     For       For
Total Return                                                         director
Fund-common

KB Home          KBH   48666K109  4/2/2009   2/13/2009  Annual   1   Election of seven       Issuer    Yes     For       For
                                                                     (7) Directors
                                                                 2   Ratify appointment      Issuer    Yes     For       For
                                                                     of Ernst & Young,
                                                                     LLP as public
                                                                     accounting firm.
                                                                 3   Amendment to            Issuer    Yes    Against  Against
                                                                     restated certificate
                                                                     of incorporation
                                                                 4   Proposal to approve     Issuer    Yes    Against  Against
                                                                     successor rights plan
                                                                 5   Incentive plan for      Issuer    Yes    Against  Against
                                                                     Executives and vote
                                                                     against 6, 7, & 8
                                                                 6   Proposal relating to    Holder    Yes     For     Against
                                                                     executive incentive
                                                                     plan
                                                                 7   Proposal relating to    Holder    Yes     For     Against
                                                                     advisory vote on
                                                                     executive
                                                                     compensation
                                                                 8   Proposal relating to    Holder   Abstain Abstain  Abstain
                                                                     healthcare reform
                                                                     principals

The Ryland       RYL   783764103  4/29/2009  2/17/2009  Annual   1   Election of eight       Issuer    Yes     For       For
Group, Inc.                                                          (8) Directors
                                                                 2   Amendment of the        Issuer   Abstain Abstain  Abstain
                                                                     articles of
                                                                     incorporation
                                                                 3   Shareholder rights      Issuer   Abstain Abstain  Abstain
                                                                     plan
                                                                 4   Proposal from the       Holder    Yes     For     Against
                                                                     Nathan Cummings
                                                                     Foundation
                                                                 5   Proposal from           Holder    Yes     For     Against
                                                                     certain retirement
                                                                     systems and pensions
                                                                     funds of the
                                                                     employees of NYC
                                                                 6   Proposal from           Holder    Yes     For       For
                                                                     Amalgamated Bank
                                                                     Longview Midcap 400
                                                                     Index Fund
                                                                 7   Ratify Ernst & Young    Issuer    Yes     For       For
                                                                     as accountant

Eaton            ETN   278058102  4/22/2009  2/23/2009  Annual   1   Election of four (4)    Issuer    Yes     For       For
Corporation                                                          Directors
                                                                 2   2009 Stock Plan         Issuer    Yes    Against  Against
                                                                 3   Ernst & Young as        Issuer    Yes     For       For
                                                                     auditor
                                                                 B   Ratify KPMG             Issuer    Yes     For       For
                                                                C1   Cumulative Voting       Holder    Yes     For     Against
                                                                C2   Executive               Holder    Yes     For     Against
                                                                     Compensation
                                                                C3   Study re Breaking up    Holder   Abstain Abstain  Abstain
                                                                     GE
                                                                C4   Dividend policy         Holder   Abstain Abstain  Abstain
                                                                C5   Golden parachutes       Holder    Yes     For     Against

Johnson &        JNJ   478160104  4/23/2009  2/24/2009  Annual   1   Election of ten (10)    Issuer    Yes     For       For
Johnson                                                              Directors

                                                                 2   Ratify PWC              Issuer    Yes     For       For
                                                                 3   Executive               Holder    Yes     For     Against
                                                                     Compensation

Pfizer Inc.      PFE   717081103  4/23/2009  2/24/2009  Annual   1   Election of eleven      Issuer    Yes     For       For
                                                                     (11) Directors
                                                                 2   KPMG as accountants     Issuer    Yes     For       For
                                                                 3   2006 Stock plan         Issuer    Yes    Against  Against
                                                                 4   Stock options           Holder    Yes     For     Against
                                                                 5   Executive               Holder    Yes     For     Against
                                                                     compensation
                                                                 6   Cumulative voting       Holder    Yes     For     Against
                                                                 7   Special shareholder     Holder    Yes     For     Against
                                                                     meetings

Neuberger       NRO-W  64190A301  5/13/2009  2/27/2009  Annual   1   Approve new             Issuer    Yes    Against  Against
Berman R/E                                                           management agreement
SEC
Income-PFD C
                                                                 2   Approve new             Issuer    Yes    Against  Against
                                                                     sub-advisory
                                                                     agreement
                                                                 3   Election of five (5)    Issuer    Yes     For       For
                                                                     Directors

Burlington       BNI   12189T104  4/23/2009  2/27/2009  Annual   1   Election of eleven      Issuer    Yes     For       For
Northern                                                             (11) Directors
Santa Fe
Corporation
                                                                 2   PWC as auditor          Issuer    Yes     For       For
                                                                 3   Executive pay           Holder    Yes     For     Against
                                                                 4   Special shareholder     Holder    Yes     For     Against
                                                                     meeting
                                                                 5   Report on political     Holder   Abstain Abstain  Abstain
                                                                     contributions

Berkshire       BRK/A  084670108  5/2/2009   3/4/2009   Annual   1   Election of eleven      Issuer    Yes     For       For
Hathaway, Inc.                                                       (11) Directors
                                                                 2   Sustainability report   Holder    Yes    Against    For

Berkshire       BRK/B  084670207  5/2/2009   3/4/2009   Annual   1   Election of eleven      Issuer    Yes     For       For
Hathaway, Inc.                                                       (11) Directors
                                                                 2   Sustainability report   Holder    Yes    Against    For

Cohen &         RQI-M  19247L700  4/30/2009  3/5/2009   Annual   1   Election of three       Issuer    Yes     For       For
Steers                                                               (3) Directors
Quality Inc
RLTY - SER M7

Cohen &          RTU   19247Y108  4/30/2009  3/5/2009   Annual   1   Election of three       Issuer    Yes     For       For
Steers REIT &                                                        (3) Directors
Utility In Sr
Com

Cohen &          UTF   19248A109  4/30/2009  3/5/2009   Annual   1   Election of three       Issuer    Yes     For       For
Steers SEL                                                           (3) Directors
Utility FD-Com

3M Company       MMM   88579Y101  5/12/2009  3/13/2009  Annual   1   Election of nine (9)    Issuer    Yes     For       For
                                                                     Directors
                                                                 2   PWC as accountant       Issuer    Yes     For       For
                                                                 3   Special meetings        Holder    Yes     For     Against
                                                                 4   Vesting of stock        Holder    Yes     For     Against
                                                                     options and awards

YRC Worldwide   YRCW   984249102  5/14/2009  3/17/2009  Annual   1   Election of nine (9)    Issuer    Yes     For       For
Inc.                                                                 Directors
                                                                 2   Approval of union       Issuer    Yes     For       For
                                                                     employee option plan.
                                                                 3   Approval of             Issuer    Yes     For       For
                                                                     non-union employee
                                                                     option plan.
                                                                 4   Appointment of KPMG,    Issuer    Yes     For       For
                                                                     LLP as accountants
                                                                     for 2009

Yum! Bands,      YUM   988498101  5/21/2009  3/23/2009  Annual   1   Election of thirteen    Issuer    Yes     For       For
Inc.                                                                 (13) Directors
                                                                 2   Ratify auditors         Issuer    Yes     For       For
                                                                 3   Approve Executive       Issuer    Yes    Against  Against
                                                                     Incentive
                                                                     Compensation plan
                                                                 4   Shareholder rights      Issuer    Yes     For       For
                                                                     plan
                                                                 5   Proposal to  ratify     Issuer    Yes     For       For
                                                                     executive
                                                                     compensation plan
                                                                 6   Proposal relating to    Holder    Yes    Against    For
                                                                     food supply chain
                                                                     security and
                                                                     sustainability
                                                                 7   Proposal relating to    Holder    Yes    Against    For
                                                                     healthcare reform
                                                                     principals
                                                                 8   Proposal relating to    Holder    Yes    Against    For
                                                                     animal welfare

Constellation    CEG   210371100  5/29/2009  3/27/2009  Annual   1   Election of eleven      Issuer    Yes     For       For
Energy Group,                                                        (11) Directors
Inc.
                                                                 2   PWC, LLP as             Issuer    Yes     For       For
                                                                     accountant

The Home         HD    437076102  5/28/2009  3/30/2009  Annual   1   Election of nine (9)    Issuer    Yes     For       For
Depot, Inc.                                                          Directors
                                                                 2   KPMG, LLP as            Issuer    Yes     For       For
                                                                     accountant
                                                                 3   Allow holders of 25%    Issuer   Abstain Abstain  Abstain
                                                                     of shares of the
                                                                     company's
                                                                     outstanding common
                                                                     stock to call a
                                                                     special a special
                                                                     meeting of
                                                                     shareholders
                                                                 4   Cumulative Voting       Holder    Yes     For     Against
                                                                 5   Special shareholder     Holder    Yes     For     Against
                                                                     meetings
                                                                 6   Employment diversity    Holder    Yes    Against    For
                                                                     report
                                                                 7   Executive officer       Holder    Yes    Against    For
                                                                     compensation
                                                                 8   Energy use              Holder    Yes    Against    For

Redwood          RWT   758075402  5/19/2009  3/31/2009  Annual   1   Election of four (4)    Issuer    Yes     For       For
Trust, Inc.                                                          Directors
                                                                 2   Grant Thornton LLP      Issuer    Yes     For       For
                                                                     as accountantp
                                                                 3   plan to increase        Issuer    Yes     For       For
                                                                     shares authorized
                                                                     for issuance under
                                                                     that plan by 100,00
                                                                 4   Amend charter to        Issuer    Yes     For       For
                                                                     increase shares from
                                                                     75 million to 100
                                                                     million

Wal-Mart         WMT   931142103  6/5/2009   4/9/2009   Annual   1   Election of fifteen     Issuer    Yes     For       For
Stores, Inc.                                                         (15) Directors
                                                                 2   Ernst & Young LLP as    Issuer    Yes     For       For
                                                                     accountants
                                                                 3   Gender identity         Holder    Yes    Against    For
                                                                     non-discrimination
                                                                     policy
                                                                 4   Superior performance    Holder    Yes     For     Against
                                                                     pay
                                                                 5   Executive               Holder    Yes     For     Against
                                                                     compensation
                                                                 6   Political               Holder    Yes    Against    For
                                                                     contributions report
                                                                 7   Special shareholder     Holder    Yes     For     Against
                                                                     meetings
                                                                 8   Incentive               Holder    Yes    Against    For
                                                                     compensation to be
                                                                     stock options

Caterpillar,     CAT   149123101  6/10/2009  4/13/2009  Annual   1   Election of five (5)    Issuer    Yes     For       For
Inc                                                                  Directors

                                                                 2   Ratify Auditors         Issuer    Yes     For       For
                                                                 3   Annual election of      Holder    Yes    Against    For
                                                                     directors
                                                                 4   Majority vote for       Holder    Yes     For     Against
                                                                     directors
                                                                 5   Foreign military        Holder    Yes    Against    For
                                                                     sales
                                                                 6   Majority vote           Holder    Yes    Against    For
                                                                 7   Independent             Holder    Yes    Against    For
                                                                     compensation
                                                                     consultant
                                                                 8   Independent Chairman    Holder    Yes    Against    For
                                                                     of the Board
                                                                 9   Lobbying priorities     Holder    Yes    Against    For


                                    SIGNATURE

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                  (Registrant)   Boulder Total Return Fund, Inc.

                   By:           /s/ Stephen C. Miller
                                 -------------------------------
                                 Stephen C. Miller
                                 President (Principal Executive Officer)

                   Date:         August 28, 2009